Capital stock	12 Months Ended
Mar. 30, 2019
Equity [Abstract]
Capital stock
10.	Capital stock:
Authorized capital stock of the Company consists of an unlimited number of no par value preferred shares and two classes of common stock outstanding: Class A and Class B. Class A voting shares receive one vote per share. The Class B multiple voting shares have substantially the same rights as the Class A voting shares except that each share of Class B multiple voting shares receives
10
votes per share.
The issued and outstanding shares are as follows:

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
Balance as of March 25, 2017 *	10,242,911	$35,593	7,717,970	$57,755	17,960,881	$93,348
Exercise of stock options	–	–	–	–	–	–
Balance as of March 31, 2018 *	10,242,911	$35,593	7,717,970	$57,755	17,960,881	$93,348
Exercise of stock options	–	–	–	–	–	–
Balance as of March 30, 2019	10,242,911	$35,593	7,717,970	$57,755	17,960,881	$93,348
(*) Recast (refer to note 1)